OTHER NON-CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2021
OTHER NON-CURRENT LIABILITIES
OTHER NON-CURRENT LIABILITIES

21      OTHER NON-CURRENT LIABILITIES

	December 31, 2021	December 31, 2020
Financial liabilities
–Long-term payables for mining rights	798,204	1,014,169
–Other financial liabilities	82,660	22,748
	880,864	1,036,917

Obligations in relation to early retirement schemes (i)	205,802	217,864
Deferred government grants	153,290	182,221
Deferred gain relating to sales and leaseback agreements	50,630	58,844
Contract liabilities	108,545	182,859
Provision for rehabilitation	393,896	316,812
Others	145,213	152,041
	1,057,376	1,110,641

	1,938,240	2,147,558

Note:

(i)      Obligations in relation to early retirement schemes

Since 2014, certain subsidiaries and branches implemented termination retirement benefit schemes which allow qualified employees to early retire on a voluntary basis. The Group undertakes the obligations to pay the termination retirement employees’ living expenses for a period of no more than five years in the future on a monthly basis according to the termination retirement benefit schemes, in addition to the social insurance and housing fund pursuant to the regulation of the local Social Security Office. Living expenses, social insurance and the housing fund are together referred to as “the Payments”. The Payments are forecasted to increase by 3% per annum with reference to the inflation rate and adjusted based on the average death rate in China. The Payments are discounted at the treasury bond rate as of December 31, 2021. As of December 31, 2021, the current portion of the Payments payable within one year is included in “Other payables and accrued liabilities”.

As of December 31, 2021 and 2020, obligations in relation to retirement benefits under the Group’s early retirement schemes are as follows:

	December 31,	December 31,
	2021	2020
As of January 1	497,334	843,253
Provision made during the year (Note 30)	269,895	53,339
Interest costs	4,612	11,582
Payment during the year	(343,362)	(410,840)
As of December 31	428,479	497,334

Non-current	205,802	217,864
Current (Note 22)	222,677	279,470
	428,479	497,334